Schedule of Investments

Xtrackers International Real Estate ETF

February 29, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.5%
Australia - 8.3%
Abacus Property Group REIT	69,335	$166,298
ALE Property Group REIT	23,669	79,965
Arena REIT	66,483	128,595
Aventus Group REIT	82,137	149,871
BWP Trust REIT	96,761	236,445
Centuria Industrial REIT	49,807	115,286
Centuria Office REIT	55,588	109,313
Charter Hall Group REIT	92,697	745,885
Charter Hall Long Wale REIT	70,520	252,801
Charter Hall Retail REIT	73,348	223,214
Charter Hall Social Infrastructure REIT	50,405	111,795
Cromwell Property Group REIT(a)	440,575	323,829
Dexus REIT	218,770	1,715,192
GDI Property Group REIT	107,888	103,646
Goodman Group REIT	328,052	3,168,443
GPT Group REIT	343,412	1,279,778
Growthpoint Properties Australia Ltd. REIT	60,408	166,308
Ingenia Communities Group REIT	54,733	176,093
Mirvac Group REIT	789,064	1,546,597
National Storage REIT	158,367	227,699
REA Group Ltd.	10,016	634,933
Scentre Group REIT	1,045,877	2,333,179
Shopping Centres Australasia Property Group REIT	186,103	361,170
Stockland REIT	475,291	1,443,351
US Masters Residential Property Fund REIT	78,108	20,144
Vicinity Centres REIT	615,172	856,726
Viva Energy REIT	101,857	178,629
(Cost $18,263,905)		16,855,185
Austria - 0.6%
CA Immobilien Anlagen AG	11,432	464,627
IMMOFINANZ AG*	18,998	486,233
S IMMO AG	7,319	192,949
(Cost $1,117,745)		1,143,809
Belgium - 1.7%
Aedifica SA REIT	4,874	628,542
Ascencio REIT	1,200	65,248
Befimmo SA REIT	4,015	214,560
Care Property Invest NV REIT(a)	4,010	132,144
Cofinimmo SA REIT	4,906	777,093
Intervest Offices & Warehouses NV REIT	4,653	129,822
Montea C.V.A REIT*	2,537	237,154
Retail Estates NV REIT	2,120	166,969
VGP NV	1,649	174,251
Warehouses De Pauw CVA REIT	25,225	670,543
Xior Student Housing NV REIT	2,982	172,295
(Cost $3,161,770)		3,368,621
Brazil - 1.1%
Aliansce Sonae Shopping Centers SA	23,352	236,385
BR Malls Participacoes SA	173,135	627,049
Cyrela Brazil Realty SA Empreendimentos e Participacoes	59,794	395,344
Ez Tec Empreendimentos e Participacoes SA	29,859	307,746
Iguatemi Empresa de Shopping Centers SA	18,217	201,202
Multiplan Empreendimentos Imobiliarios SA	60,921	412,113
(Cost $2,180,531)		2,179,839
Canada - 5.9%
Allied Properties Real Estate Investment Trust REIT	23,428	950,664
Altus Group Ltd.	7,298	244,001
American Hotel Income Properties REIT LP(a)	15,664	70,948
Artis Real Estate Investment Trust REIT	27,198	244,353
Boardwalk Real Estate Investment Trust REIT	6,053	205,352
Canadian Apartment Properties REIT(a)	31,295	1,308,592
Chartwell Retirement Residences(a)	41,944	407,144
Choice Properties Real Estate Investment Trust REIT(a)	45,727	460,557
Colliers International Group, Inc.	7,760	628,963
Cominar Real Estate Investment Trust REIT	33,823	348,724
Crombie Real Estate Investment Trust REIT	18,284	197,503
CT Real Estate Investment Trust REIT(a)	12,686	146,012
Dream Industrial Real Estate Investment Trust REIT(a)	22,660	213,543
Dream Office Real Estate Investment Trust REIT	7,585	187,485
DREAM Unlimited Corp., Class A	14,031	133,270
First Capital Real Estate Investment Trust REIT	41,549	619,668
FirstService Corp.	6,401	635,069
Granite Real Estate Investment Trust REIT	9,912	505,016
H&R Real Estate Investment Trust REIT	56,687	819,678
InterRent Real Estate Investment Trust REIT	24,457	302,262
Killam Apartment Real Estate Investment Trust REIT	18,093	289,251
Minto Apartment Real Estate Investment Trust REIT	6,445	124,353
Morguard Corp.	893	131,054
Morguard North American Residential Real Estate Investment Trust REIT	5,658	80,254
Northview Apartment Real Estate Investment Trust REIT	10,220	274,086
NorthWest Healthcare Properties Real Estate Investment Trust REIT	19,581	174,170
RioCan Real Estate Investment Trust REIT	61,227	1,143,488
SmartCentres Real Estate Investment Trust REIT	25,666	550,279
Summit Industrial Income REIT	19,389	183,440
Tricon Capital Group, Inc.	38,244	322,795
WPT Industrial Real Estate Investment Trust REIT	11,557	159,487
(Cost $12,060,928)		12,061,461

Chile - 0.2%
Parque Arauco SA	135,288	277,064
Plaza SA	49,950	84,631
(Cost $460,492)		361,695
China - 1.2%
A-Living Services Co. Ltd., Class H, 144A	70,851	317,295
China Vanke Co. Ltd., Class H	284,510	1,095,245
Colour Life Services Group Co. Ltd.*	44,663	23,612
Guangzhou R&F Properties Co. Ltd., Class H	188,791	292,645
Midea Real Estate Holding Ltd., 144A	23,117	66,150
Powerlong Real Estate Holdings Ltd.	295,933	184,553
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	30,232	25,879
Shanghai Lingang Holdings Corp. Ltd., Class B	12,255	16,471
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	219,322	173,703
Shanghai Shibei Hi-Tech Co. Ltd., Class B	46,665	15,586
Zhenro Properties Group Ltd.	384,008	249,828
(Cost $2,488,524)		2,460,967
Egypt - 0.1%
Arab Co. for Asset Management & Development	41,469	5,969
Cairo Investment & Real Estate Development Co. SAE	52,154	45,039
Emaar Misr for Development SAE*	53,962	9,217
Heliopolis Housing	36,729	13,087
Medinet Nasr Housing*	150,679	41,061
Palm Hills Developments SAE*	158,308	14,269
Six of October Development & Investment	23,580	18,493
Talaat Moustafa Group	137,579	66,182
(Cost $247,489)		213,317
Finland - 0.4%
Citycon OYJ	17,114	168,438
Kojamo OYJ	34,616	644,886
(Cost $722,306)		813,324
France - 4.6%
Altarea SCA REIT	733	139,777
Carmila SA REIT	12,879	230,878
Covivio REIT	10,398	1,096,482
Covivio Hotels SACA REIT	13,732	371,064
Gecina SA REIT	9,384	1,656,473
ICADE REIT	5,717	566,756
Klepierre SA REIT(a)	48,300	1,433,550
Mercialys SA REIT	13,156	151,015
Nexity SA	8,454	387,239
Societe Fonciere Lyonnaise SA REIT	565	48,160
Unibail-Rodamco-Westfield REIT	27,304	3,269,137
(Cost $10,325,301)		9,350,531
Germany - 5.9%
ADLER Real Estate AG*	7,659	95,067
ADO Properties SA, 144A	5,725	168,284
alstria office REIT-AG REIT	31,268	589,040
Deutsche EuroShop AG	9,920	241,033
Deutsche Wohnen SE	66,033	2,644,588
Hamborner REIT AG REIT	15,034	155,315
Instone Real Estate Group AG, 144A*	7,603	194,590
LEG Immobilien AG	13,550	1,608,961
PATRIZIA AG	9,253	212,630
TAG Immobilien AG*	29,058	700,298
Vonovia SE	100,012	5,336,912
(Cost $11,984,208)		11,946,718
Greece - 0.1%
LAMDA Development SA*
(Cost $176,394)	21,491	166,900
Guernsey - 0.1%
UK Commercial Property REIT Ltd. REIT
(Cost $152,417)	138,499	140,816
Hong Kong - 14.6%
Asia Standard International Group Ltd.	35,391	5,313
C C Land Holdings Ltd.	493,029	113,877
Champion REIT	483,975	280,086
China Jinmao Holdings Group Ltd.	1,176,461	858,979
China Motor Bus Co. Ltd.	4,150	66,672
China Oceanwide Holdings Ltd.*	332,500	9,771
China Overseas Grand Oceans Group Ltd.	356,083	243,540
China Overseas Land & Investment Ltd.	744,922	2,499,626
China Overseas Property Holdings Ltd.	257,087	207,832
China Resources Land Ltd.	566,110	2,611,513
China Shandong Hi-Speed Financial Group Ltd.*(a)	1,566,591	55,282
China Touyun Tech Group Ltd.*	133,724	8,580
Chinese Estates Holdings Ltd.	62,024	40,750
Chuang's Consortium International Ltd.	73,932	12,143
CK Asset Holdings Ltd.	517,040	3,231,065
CSI Properties Ltd.	586,705	19,951
Emperor International Holdings Ltd.	127,590	24,231
Far East Consortium International Ltd.	160,844	70,174
Fullshare Holdings Ltd.*(a)	899,080	14,652
Gemdale Properties & Investment Corp. Ltd.	1,029,442	182,294
Hang Lung Group Ltd.	173,697	437,750
Hang Lung Properties Ltd.	387,632	846,587
Henderson Land Development Co. Ltd.	263,287	1,207,808
HKR International Ltd.	139,261	55,933
Hong Kong Ferry Holdings Co. Ltd.	28,258	24,621
Hongkong Land Holdings Ltd.	234,087	1,149,367
Hysan Development Co. Ltd.	126,038	454,465
Joy City Property Ltd.	835,229	79,310
K Wah International Holdings Ltd.	207,953	100,067
Kerry Properties Ltd.	120,731	343,151
Kowloon Development Co. Ltd.	65,165	77,599
Lai Sun Development Co. Ltd.	19,292	23,295
Lai Sun Garment International Ltd.	9,240	10,991
Landing International Development Ltd.*	161,514	13,886
Langham Hospitality Investments and Langham Hospitality Investments Ltd(b)	97,289	22,346
Link REIT	419,634	3,887,769

New World Development Co. Ltd.	1,135,466	1,459,938
Poly Property Group Co. Ltd.	378,447	142,287
Prosperity REIT	193,017	70,093
Regal Real Estate Investment Trust REIT	88,017	19,200
Safety Godown Co. Ltd.	7,897	12,160
SEA Holdings Ltd.	18,837	14,866
Shenzhen Investment Ltd.	556,231	187,003
Sino Land Co. Ltd.	633,436	861,591
Sun Hung Kai Properties Ltd.	307,353	4,369,882
Suncity Group Holdings Ltd.*(a)	231,668	43,105
Sunlight Real Estate Investment Trust REIT	189,195	112,162
Swire Properties Ltd.	213,767	632,272
TAI Cheung Holdings Ltd.	51,191	39,413
Wang On Properties Ltd.(a)	732,689	92,138
Wharf Real Estate Investment Co. Ltd.(a)	228,695	1,037,382
Wheelock & Co. Ltd.	152,368	1,160,398
YT Realty Group Ltd.	79,654	22,487
Yuexiu Property Co. Ltd.	1,301,526	265,548
(Cost $32,929,260)		29,833,201
India - 0.7%
Brigade Enterprises Ltd.	17,111	54,901
DLF Ltd.	198,193	553,927
Godrej Properties Ltd.*	19,992	277,867
Housing Development & Infrastructure Ltd.*	35,478	1,131
Indiabulls Real Estate Ltd.*	60,424	62,963
Oberoi Realty Ltd.	21,418	151,344
Omaxe Ltd.	5,314	11,560
Prestige Estates Projects Ltd.	25,936	104,348
Sobha Ltd.	9,045	37,224
Sunteck Realty Ltd.	20,927	100,405
Unitech Ltd.*	547,747	23,073
(Cost $1,399,092)		1,378,743
Indonesia - 0.4%
Ayana Land International PT*(c)	855,480	11,866
PT Alam Sutera Realty Tbk*	2,225,466	23,577
PT Bumi Serpong Damai Tbk*	1,971,956	137,443
PT Ciputra Development Tbk	2,072,617	136,513
PT Jaya Real Property Tbk	667,186	21,391
PT Jaya Sukses Makmur Sentosa Tbk*	315,866	10,215
PT Lippo Cikarang Tbk*	250,613	11,354
PT Lippo Karawaci Tbk*	10,210,855	162,263
PT Pollux Properti Indonesia Tbk*	227,478	183,124
PT PP Properti Tbk	4,857,415	17,266
PT Puradelta Lestari Tbk	1,807,954	29,739
PT Sanurhasta Mitra Tbk*	300,825	1,048
PT Sitara Propertindo Tbk*(c)	1,396,701	19,275
PT Summarecon Agung Tbk	1,828,264	107,039
(Cost $1,149,276)		872,113
Ireland - 0.1%
Hibernia REIT PLC REIT
(Cost $206,253)	133,788	178,703
Israel - 1.6%
AFI Properties Ltd.*	3,193	132,973
Airport City Ltd.*	14,005	265,708
Alony Hetz Properties & Investments Ltd.	26,688	439,526
Alrov Properties and Lodgings Ltd.	1,156	49,665
Amot Investments Ltd.	33,165	249,635
Arad Investment & Industrial Development Ltd.(a)	914	86,965
Ashtrom Properties Ltd.	8,501	53,080
Azrieli Group Ltd.	7,448	541,843
Bayside Land Corp.	187	153,825
Big Shopping Centers Ltd.	1,292	140,398
Blue Square Real Estate Ltd.(a)	1,050	71,877
Gazit-Globe Ltd.	17,217	200,258
Israel Canada T.R Ltd.	17,493	35,423
Isras Investment Co. Ltd.	301	68,064
Melisron Ltd.	3,751	233,135
Norstar Holdings, Inc.	2,398	55,764
Property & Building Corp. Ltd.	450	46,425
Reit 1 Ltd. REIT	37,339	224,372
Sella Capital Real Estate Ltd. REIT	39,060	123,174
Summit Real Estate Holdings Ltd.	7,606	121,168
Villar International Ltd.	900	33,511
(Cost $2,912,862)		3,326,789
Italy - 0.0%
Immobiliare Grande Distribuzione SIIQ SpA REIT
(Cost $73,157)	10,834	64,739
Japan - 21.7%
Activia Properties, Inc. REIT	141	671,895
Advance Residence Investment Corp. REIT	279	831,581
Aeon Mall Co. Ltd.	17,700	251,228
AEON REIT Investment Corp. REIT	284	345,439
Comforia Residential REIT, Inc. REIT	125	383,002
Daibiru Corp.	11,600	129,373
Daito Trust Construction Co. Ltd.	13,900	1,414,291
Daiwa House REIT Investment Corp. REIT	358	893,465
Daiwa Office Investment Corp. REIT	57	440,189
Frontier Real Estate Investment Corp. REIT	108	402,503
Fukuoka REIT Corp. REIT	147	228,817
Global One Real Estate Investment Corp. REIT	173	207,058
GLP J REIT	763	967,676
Goldcrest Co. Ltd.	2,000	30,705
Hankyu Hanshin REIT, Inc. REIT	150	221,944
Heiwa Real Estate Co. Ltd.	4,700	130,937
Heiwa Real Estate REIT, Inc. REIT	164	202,520
Hoshino Resorts REIT, Inc. REIT	31	133,639
Hulic Co. Ltd.	106,500	1,192,713
Hulic Reit, Inc. REIT(a)	200	337,644
Ichigo Office REIT Investment Corp. REIT	300	292,588
Industrial & Infrastructure Fund Investment Corp. REIT	320	503,444
Invesco Office J-Reit, Inc. REIT	1,777	362,105
Invincible Investment Corp. REIT	1,221	497,501
Japan Excellent, Inc. REIT	259	433,167

Japan Hotel REIT Investment Corp. REIT	902	505,083
Japan Logistics Fund, Inc. REIT	165	410,569
Japan Prime Realty Investment Corp. REIT	181	797,061
Japan Real Estate Investment Corp. REIT	283	1,931,006
Japan Rental Housing Investments, Inc. REIT	316	285,928
Japan Retail Fund Investment Corp. REIT	506	962,134
Kenedix Office Investment Corp. REIT	87	650,090
Kenedix Residential Next Investment Corp. REIT	134	229,949
Kenedix Retail REIT Corp. REIT	113	251,111
LaSalle Logiport REIT	271	396,959
Leopalace21 Corp.*(a)	45,100	137,560
LIFULL Co. Ltd.	15,000	57,572
MCUBS MidCity Investment Corp. REIT	310	323,608
Mirai Corp. REIT	307	142,308
Mitsubishi Estate Co. Ltd.	273,500	4,675,604
Mitsubishi Estate Logistics REIT Investment Corp. REIT	43	152,283
Mitsui Fudosan Co. Ltd.	195,100	4,481,159
Mitsui Fudosan Logistics Park, Inc. REIT	64	286,284
Mori Hills REIT Investment Corp. REIT	306	481,702
Mori Trust Sogo Reit, Inc. REIT	170	288,889
Nippon Accommodations Fund, Inc. REIT	98	600,547
Nippon Building Fund, Inc. REIT	283	2,122,533
Nippon Prologis REIT, Inc. REIT	412	1,117,994
NIPPON REIT Investment Corp. REIT	91	393,140
Nomura Real Estate Holdings, Inc.	24,800	535,247
Nomura Real Estate Master Fund, Inc. REIT	913	1,449,932
Open House Co. Ltd.	13,800	348,246
Orix JREIT, Inc. REIT	566	1,075,697
Premier Investment Corp. REIT	269	369,091
Relo Group, Inc.	25,400	555,967
Sekisui House Reit, Inc. REIT	888	702,233
Starts Corp., Inc.	5,900	121,648
Sumitomo Realty & Development Co. Ltd.	92,700	2,897,922
Takara Leben Co. Ltd.	16,300	64,375
TOC Co. Ltd.	6,700	42,487
Tokyo Tatemono Co. Ltd.	44,300	604,959
Tokyu Fudosan Holdings Corp.	121,200	765,190
Tokyu REIT, Inc. REIT	170	304,807
United Urban Investment Corp. REIT	610	976,091
Unizo Holdings Co. Ltd.	5,900	324,359
(Cost $46,186,417)		44,324,748
Jersey Island - 0.0%
Atrium European Real Estate Ltd.*
(Cost $107,732)	28,129	101,347
Luxembourg - 1.3%
Aroundtown SA	233,445	2,007,316
Grand City Properties SA	21,178	493,175
Shurgard Self Storage SA	5,271	176,883
(Cost $2,738,598)		2,677,374
Malaysia - 0.6%
Axis Real Estate Investment Trust REIT	163,889	75,043
Capitaland Malaysia Mall Trust REIT	128,600	29,442
Eastern & Oriental Bhd	98,800	12,189
Eco World Development Group Bhd*	169,400	25,521
Eco World International Bhd*	124,900	22,817
IGB Real Estate Investment Trust REIT	287,600	133,736
IOI Properties Group Bhd	262,825	62,978
KLCCP Stapled Group(b)	36,700	70,875
KSL Holdings Bhd*	28,800	4,851
Land & General Bhd	129,400	3,837
LBS Bina Group Bhd	62,300	6,873
Mah Sing Group Bhd	78,300	12,539
Matrix Concepts Holdings Bhd	93,196	42,894
MKH Bhd	19,200	6,286
MRCB-QUILL REIT	64,100	13,231
Paramount Corp. Bhd	72,840	22,293
Pavilion Real Estate Investment Trust REIT	54,400	23,231
Sime Darby Property Bhd	464,146	85,341
SP Setia Bhd Group	322,205	97,082
Sunway Bhd	359,361	150,906
Sunway Real Estate Investment Trust REIT	285,500	128,695
Tropicana Corp. Bhd*	29,561	6,137
UEM Sunrise Bhd*	327,100	45,786
UOA Development Bhd	78,200	36,178
YNH Property Bhd*	75,100	46,860
YTL Hospitality REIT	139,600	44,381
(Cost $1,302,475)		1,210,002
Mexico - 1.1%
CFE Capital S de RL de CV REIT	162,547	205,601
Corp. Inmobiliaria Vesta SAB de CV	115,879	182,805
Fibra Uno Administracion SA de CV REIT	789,504	1,180,078
Macquarie Mexico Real Estate Management SA de CV REIT, 144A	163,196	215,325
PLA Administradora Industrial S de RL de CV REIT	158,232	236,910
Prologis Property Mexico SA de CV REIT	72,806	152,920
(Cost $2,120,498)		2,173,639
Netherlands - 0.0%
Wereldhave NV REIT(a)
(Cost $143,327)	6,374	101,172
New Zealand - 0.6%
Argosy Property Ltd.	175,204	153,225
Goodman Property Trust REIT	194,763	280,260
Kiwi Property Group Ltd.	298,468	268,431
Precinct Properties New Zealand Ltd.	208,383	244,282
Property for Industry Ltd.	105,677	163,865
Vital Healthcare Property Trust REIT	76,431	135,108
(Cost $1,246,835)		1,245,171
Norway - 0.3%
Entra ASA, 144A	28,798	446,938
Norwegian Property ASA	24,164	37,119
Olav Thon Eiendomsselskap ASA	6,346	112,558
Selvaag Bolig ASA	9,095	56,941
(Cost $648,672)		653,556

Philippines - 2.4%
8990 Holdings, Inc.*	107,000	29,807
Altus San Nicolas Corp.*(c)	2,036	207
Ayala Corp.	58,475	759,974
Ayala Land, Inc.	1,565,796	1,197,961
Belle Corp.	564,000	17,039
DoubleDragon Properties Corp.*	89,870	29,971
Filinvest Development Corp.	118,240	27,835
Filinvest Land, Inc.	1,242,000	29,969
GT Capital Holdings, Inc.	19,181	267,537
Megaworld Corp.	2,625,600	175,126
Robinsons Land Corp.	230,961	96,507
SM Prime Holdings, Inc.	2,903,157	2,181,283
Vista Land & Lifescapes, Inc.	779,900	96,082
(Cost $5,538,987)		4,909,298
Poland - 0.1%
Atal SA	1,171	10,544
Develia SA	94,807	60,597
Dom Development SA	748	17,568
Echo Investment SA	38,415	44,673
Globe Trade Centre SA	37,974	87,646
MLP Group SA	1,960	26,347
(Cost $250,083)		247,375
Romania - 0.2%
NEPI Rockcastle PLC
(Cost $548,689)	65,052	471,406
Russia - 0.2%
PIK Group PJSC
(Cost $333,950)	54,538	317,246
Singapore - 6.2%
AIMS APAC REIT	104,900	105,223
Ascendas India Trust	150,900	178,394
Ascendas Real Estate Investment Trust REIT	568,074	1,245,473
Ascott Residence Trust	341,396	288,635
Bukit Sembawang Estates Ltd.	31,100	99,827
Cache Logistics Trust REIT	209,800	102,968
CapitaLand Commercial Trust REIT	537,720	716,600
CapitaLand Ltd.	517,451	1,308,735
CapitaLand Mall Trust REIT	520,501	846,555
CapitaLand Retail China Trust REIT	148,041	149,558
CDL Hospitality Trusts(b)	150,100	148,412
City Developments Ltd.	92,498	647,493
Cromwell European Real Estate Investment Trust REIT	234,400	136,463
ESR REIT	395,885	150,333
Far East Hospitality Trust(b)	179,800	76,650
First Real Estate Investment Trust REIT	105,500	74,078
Frasers Centrepoint Trust REIT	158,900	317,641
Frasers Commercial Trust REIT	136,500	160,393
Frasers Hospitality Trust(b)	150,000	69,857
Frasers Logistics & Industrial Trust REIT	329,147	292,428
Frasers Property Ltd.	75,000	82,217
GuocoLand Ltd.	60,000	72,222
Ho Bee Land Ltd.	44,900	72,383
Keppel REIT	338,100	297,960
Keppel DC REIT	252,555	419,809
Keppel Pacific Oak US REIT	105,097	77,246
Lippo Malls Indonesia Retail Trust REIT	344,900	51,894
Manulife US Real Estate Investment Trust REIT	282,326	273,856
Mapletree Commercial Trust REIT	447,770	673,724
Mapletree Industrial Trust REIT	302,088	580,064
Mapletree Logistics Trust REIT	480,400	636,770
Mapletree North Asia Commercial Trust REIT	435,400	343,154
OUE Commercial Real Estate Investment Trust REIT	465,139	159,968
Parkway Life Real Estate Investment Trust REIT	64,000	157,283
Prime US REIT	95,900	91,585
Soilbuild Business Space REIT	193,536	68,640
SPH REIT	179,900	130,185
Starhill Global REIT	285,000	137,834
Suntec Real Estate Investment Trust REIT	375,300	457,125
United Industrial Corp. Ltd.	23,800	46,212
UOL Group Ltd.	99,717	526,556
Wing Tai Holdings Ltd.	101,300	141,531
Yanlord Land Group Ltd.	117,700	97,823
(Cost $13,147,676)		12,711,757
South Africa - 0.9%
Attacq Ltd. REIT	133,948	78,760
Equites Property Fund Ltd. REIT	91,167	100,083
Fortress REIT Ltd., Class A REIT	197,331	202,581
Fortress REIT Ltd., Class B REIT	204,300	64,933
Growthpoint Properties Ltd. REIT(a)	504,607	564,541
Hyprop Investments Ltd. REIT	42,675	121,068
Redefine Properties Ltd. REIT	1,045,315	360,809
Resilient REIT Ltd. REIT	58,930	215,432
SA Corporate Real Estate Ltd. REIT	405,144	53,568
Vukile Property Fund Ltd. REIT	166,220	154,898
(Cost $2,761,623)		1,916,673
South Korea - 0.1%
Korea Asset In Trust Co. Ltd.	7,896	16,188
Korea Real Estate Investment & Trust Co. Ltd.	19,281	30,481
Shinhan Alpha REIT Co. Ltd. REIT	6,176	35,546
SK D&D Co. Ltd.	990	22,580
(Cost $122,726)		104,795
Spain - 1.0%
Aedas Homes SA, 144A*	4,440	94,616
Inmobiliaria Colonial Socimi SA REIT	54,440	688,892
Lar Espana Real Estate Socimi SA REIT	13,894	98,592
Merlin Properties Socimi SA REIT	72,688	930,184
Neinor Homes SA, 144A*	11,452	129,443
(Cost $2,003,317)		1,941,727
Sweden - 4.1%
Atrium Ljungberg AB, Class B	9,776	197,232
Castellum AB	48,025	1,094,731
Catena AB	5,220	172,293

Corem Property Group AB, Class B	30,475	72,926
Dios Fastigheter AB	18,248	161,303
Fabege AB	56,755	918,783
Fastighets AB Balder, Class B*	19,890	926,891
FastPartner AB	10,605	109,276
Heba Fastighets AB, Class B	7,593	66,257
Hufvudstaden AB, Class A	23,219	412,645
JM AB	11,312	306,278
Klovern AB, Class B	99,169	225,033
Kungsleden AB	37,114	378,792
L E Lundbergforetagen AB, Class B	14,572	596,702
Nyfosa AB*	32,414	262,285
Pandox AB	19,683	360,564
Platzer Fastigheter Holding AB, Class B	12,804	132,067
Sagax AB, Class B	29,549	396,218
Sagax AB, Class D	20,061	71,491
Samhallsbyggnadsbolaget i Norden AB	202,330	563,471
Wallenstam AB, Class B	41,783	506,821
Wihlborgs Fastigheter AB	27,963	529,258
(Cost $7,836,055)		8,461,317
Switzerland - 1.9%
Allreal Holding AG*	2,661	566,316
Mobimo Holding AG*	1,350	403,766
PSP Swiss Property AG	7,185	1,058,506
Swiss Prime Site AG	15,200	1,821,582
(Cost $3,272,458)		3,850,170
Taiwan - 0.9%
Cathay No. 1 REIT	292,910	171,802
Cathay No. 2 REIT	131,476	76,160
Cathay Real Estate Development Co. Ltd.	82,828	58,128
Chong Hong Construction Co. Ltd.	40,434	109,232
Farglory Land Development Co. Ltd.	64,160	80,201
Fubon No. 1 REIT	78,595	42,828
Fubon No. 2 REIT	156,222	72,540
Highwealth Construction Corp.	197,381	292,361
Hong Pu Real Estate Development Co. Ltd.	56,526	43,497
Huaku Development Co. Ltd.	49,155	140,260
Huang Hsiang Construction Corp.	47,796	51,854
Hung Sheng Construction Ltd.*	74,711	50,951
KEE TAI Properties Co. Ltd.	111,046	41,075
Kindom Development Co. Ltd.	67,034	58,003
Kuoyang Construction Co. Ltd.	58,046	31,343
O-Bank No1 Real Estate Investment Trust REIT	22,357	7,229
Prince Housing & Development Corp.	252,780	89,743
Radium Life Tech Co. Ltd.	70,559	23,536
Ruentex Development Co. Ltd.*	128,480	174,181
Shin Kong No.1 REIT	202,199	123,872
Shining Building Business Co. Ltd.*	98,376	29,370
Sinyi Realty, Inc.	53,770	51,320
Taiwan Land Development Corp.*	79,569	19,262
(Cost $1,852,366)		1,838,748
Thailand - 1.8%
Amata Corp. PCL, NVDR	194,800	89,514
Ananda Development PCL, NVDR	315,000	15,373
AP Thailand PCL, NVDR	482,100	93,196
Bangkok Land PCL, NVDR	2,773,900	90,544
Central Pattana PCL, NVDR	654,000	1,098,463
CPN Retail Growth Leasehold REIT	336,700	346,783
Frasers Property Thailand Industrial Freehold & Leasehold REIT	191,300	96,393
Frasers Property Thailand PCL, NVDR	59,900	22,779
Golden Ventures Leasehold Real Estate Investment Trust REIT	12,700	6,963
Grand Canal Land PCL, NVDR*	343,900	28,118
IMPACT Growth Real Estate Investment Trust REIT	180,500	115,547
Land & Houses PCL, NVDR	1,700,300	452,623
LH Hotel Leasehold Real Estate Investment Trust, Class F REIT	10,900	5,630
LPN Development PCL, NVDR	284,900	37,920
MBK PCL, NVDR	224,100	126,414
Noble Development PCL, NVDR	43,400	21,043
Origin Property PCL, NVDR	210,000	33,941
Platinum Group PCL, NVDR	360,200	34,017
Principal Capital PCL, NVDR*	344,800	40,648
Property Perfect PCL, NVDR	1,674,500	32,901
Pruksa Holding PCL, NVDR	165,000	74,774
Quality Houses PCL, NVDR	1,675,400	119,994
Sansiri PCL, NVDR	3,291,200	74,053
SC Asset Corp. PCL, NVDR	344,800	24,695
Siam Future Development PCL, NVDR	254,640	42,770
Singha Estate PCL, NVDR	691,200	46,438
Supalai PCL, NVDR	285,000	146,316
U City PCL, NVDR*	574,700	22,402
Univentures PCL, NVDR	120,000	12,017
WHA Corp. PCL, NVDR	1,694,700	147,155
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust, Class F REIT	299,900	154,916
(Cost $4,644,463)		3,654,340
Turkey - 0.1%
AKIS Gayrimenkul Yatirimi AS REIT	33,071	20,110
Alarko Gayrimenkul Yatirim Ortakligi AS REIT	953	2,146
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	436,437	97,075
Is Gayrimenkul Yatirim Ortakligi AS REIT*	98,291	25,637
Torunlar Gayrimenkul Yatirim Ortakligi AS REIT*	39,090	16,013
Yeni Gimat Gayrimenkul Ortakligi AS	27,312	56,160
(Cost $201,067)		217,141
United Kingdom - 6.4%
Assura PLC REIT	474,772	446,936
Big Yellow Group PLC REIT	32,176	438,109
British Land Co. PLC REIT	178,570	1,142,719
Capital & Counties Properties PLC REIT	130,465	329,953

Derwent London PLC REIT	21,163	1,059,635
Empiric Student Property PLC REIT	124,500	145,984
Grainger PLC	124,612	471,771
Great Portland Estates PLC REIT	44,769	481,828
Hammerson PLC REIT	150,355	400,613
Land Securities Group PLC REIT	139,488	1,486,991
LondonMetric Property PLC REIT	165,790	438,774
LXI REIT PLC REIT	94,970	154,543
Primary Health Properties PLC REIT	232,940	430,830
Safestore Holdings PLC REIT	41,388	418,426
Savills PLC	28,834	398,497
Segro PLC REIT	218,488	2,291,763
Shaftesbury PLC REIT	30,389	309,557
St. Modwen Properties PLC	40,072	245,427
Tritax Big Box REIT PLC REIT	338,345	561,819
UNITE Group PLC REIT	72,326	1,046,689
Workspace Group PLC REIT	25,639	370,716
(Cost $13,186,961)		13,071,580
United States - 0.0%
Eagle Hospitality Trust
(Cost $89,167)	148,500	60,143
TOTAL COMMON STOCKS
(Cost $212,296,052)		202,978,196
PREFERRED STOCKS - 0.1%
Sweden - 0.1%
Klovern AB
(Cost $128,618)	3,449	121,487
RIGHTS - 0.0%
Mexico - 0.0%
Prologis Property Mexico SA de CV*, expires 3/9/20 (Cost $0)	21,229	86
Thailand - 0.0%
CPN Retail Growth Leasehold REIT*, expires 12/31/20(c)	135	0
CPN Retail Growth Leasehold REIT*, expires 12/31/20(c)	73,128	0
Property Perfect PCL, NVDR*, expires 12/31/20(c)	118,087	0
(Cost $0)		0
TOTAL RIGHTS
(Cost $0)		86
WARRANTS - 0.0%
Malaysia - 0.0%
Paramount Corp. Bhd*, expires 7/28/24
(Cost $0)	7,840	307
SECURITIES LENDING COLLATERAL - 2.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50%(d)(e)
(Cost $5,803,019)	5,803,019	5,803,019
CASH EQUIVALENTS - 0.4%
DWS Government Money Market Series "Institutional Shares", 1.54%(d)
(Cost $843,412)	843,412	$843,412

TOTAL INVESTMENTS - 102.8%
(Cost $219,071,101)		$209,746,507
Other assets and liabilities, net - (2.8%)		(5,795,325)
NET ASSETS - 100.0%		$203,951,182

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2020 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2020	Value ($) at 2/29/2020
SECURITIES LENDING COLLATERAL — 2.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50% (d)(e)
412,237	5,390,782	(f)	—	—	—	11,231	—	5,803,019	5,803,019
CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series "Institutional Shares", 1.54% (d)
76,925	28,601,188		(27,834,701)	—	—	4,792	—	843,412	843,412
489,162	33,991,970		(27,834,701)	—	—	16,023	—	6,646,431	6,646,431

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2020 amounted to $4,038,829, which is 2.0% of net assets.
(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $500,839.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2020.

NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 29, 2020 the Xtrackers International Real Estate ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Real Estate Operations/Development	$68,628,062	33.8%
Diversified	40,842,660	20.1
Real Estate Management/Services	29,714,433	14.6
Shopping Centers	19,958,474	9.8
Office Property	14,597,041	7.2
Warehouse/Industry	10,545,393	5.2
Apartments	7,819,452	3.9
Other	10,994,561	5.4
Total	$203,100,076	100.0%

At February 29, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(g)
MINI HSI Index Futures	HKD	1	$34,192	$33,581	3/30/2020	$(611)
EURO STOXX 50 Futures	EUR	4	164,163	145,611	3/20/2020	(18,552)
MINI TPX Index Futures	JPY	2	31,946	27,803	3/12/2020	(4,143)
E-Mini S&P 500 Futures	USD	2	322,775	295,110	3/20/2020	(27,665)
Total unrealized depreciation						$(50,971)

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 29, 2020.

Currency Abbreviations
EUR	Euro
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(h)	$202,946,848	$—	$31,348	$202,978,196
Preferred Stocks	121,487	—	—	121,487
Rights(h)	—	86	0	86
Warrants	307	—	—	307
Short-Term Investments(h)	6,646,431	—	—	6,646,431
TOTAL	$209,715,073	$86	$31,348	$209,746,507

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(i)
Futures Contracts	$(50,971)	$—	$—	$(50,971)
TOTAL	$(50,971)	$—	$—	$(50,971)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended February 29, 2020, the amount of transfers from Level 1 to Level 3 was $29,214 and between Level 3 and Level 1 was $6,381. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.